Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters, including conventional voyages and lightering voyages, are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which includes managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as commercial management services to third-party owners of vessels. Finally, the Company manages LNG terminals and procures LNG-related goods and services for terminal owners and other customers.

Voyage Charters

Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate and then adjusted for any pool participation based on predetermined criteria, if applicable. Voyage charters for full service lightering voyages may also be priced based on pre-agreed terms. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Such contracts are considered either fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Time Charters

Pursuant to a time charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and sometimes profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason, the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration of the Company’s contracts is typically recognized as incurred, as either such revenue is allocated and accounted for under lease accounting requirements or, alternatively, such consideration is allocated to distinct periods within a contract that such variable consideration was incurred in. The Company does not engage in any specific tactics to minimize vessel residual value risk.

As at December 31, 2018, two of the Company’s vessels operated under time-charter contracts with the Company’s customers, both of which are scheduled to expire in 2019. As at December 31, 2018, the future hire payments expected to be received by the Company under time charters then in place were approximately $6.3 million. The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after December 31, 2018, from unexercised option periods of contracts that existed on December 31, 2018 or from variable consideration, if any. In addition, future hire payments presented above have been reduced by estimated off-hire time for required period maintenance. Actual amounts may vary given future events such as unplanned vessel maintenance.

The carrying amount of the Company's owned vessels employed on time charters as at December 31, 2018, was $58.3 million (2017 - $517.9 million). The cost and accumulated depreciation of the vessels employed on these time charters as at December 31, 2018 were $88.2 million (2017 - $754.2 million) and $29.9 million (2017 - $236.3 million), respectively. As at December 31, 2018, the Company had no (2017 - $0.5 million) advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in the following period which are included in deferred revenue on the Company's consolidated balance sheets.

Other Revenues

Ship-to-ship support services include managing the process of transferring cargo between seagoing ships positioned alongside each other. Each operation is typically completed in less than 48 hours. The performance obligations within a commercial management contract are satisfied as services are rendered over the duration of such contracts. The management fee, consisting of a fixed component based on the number of days a vessel was under management and a variable component based on the vessel’s monthly earnings, is invoiced monthly in arrears for commercial management contracts. The performance obligations within an LNG terminal management contract are satisfied as services are rendered over the duration of such contracts. The management fee, consisting of a fixed amount, subject to contingent annual inflationary adjustments, is typically invoiced monthly in arrears. Substantially all of the Company’s performance obligations are satisfied over the duration of the associated contract, and the Company uses the proportion of elapsed time as its method to recognize revenue over the contract duration. The variable consideration of the Company’s contracts is typically recognized as incurred as such consideration is allocated to distinct periods within a contract.

Revenue Table

The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2018, 2017 and 2016. All revenue is part of the Company's conventional tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy, procurement and other related services, which are part of the Company's ship-to-ship transfer segment.

	Year Ended December 31,
	2018 $	2017 $	2016 $
Voyage charters (1)
Suezmax	359,443	6,696	11,218
Aframax	119,830	26,250	30,591
LR2	67,245	—	—
Full service lightering	104,870	92,828	48,223
Total	651,388	125,774	90,032

Time-charters
Aframax	35,531	50,964	54,593
Suezmax	16,898	45,745	30,597
LR2	7,357	15,391	12,184
Total	59,786	112,100	97,374

Other revenue
Ship-to-ship support services	28,629	33,436	29,973
Commercial management	8,829	12,946	13,834
LNG terminal management, consultancy, procurement and other	7,131	6,986	9,222
Total	44,589	53,368	53,029

Net pool revenues (1)
Suezmax	—	91,854	173,747
Aframax	—	22,718	79,457
LR2	—	25,353	48,599
MR	—	11	8,305
Total	—	139,936	310,108
Total revenues	755,763	431,178	550,543

(1)
Prior to the January 1, 2018 adoption of ASU 2014-09, the Company presented the net allocation for its vessels participating in RSAs as net pool revenues. The Company has determined that it is the principal in voyages performed by its vessels included in the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. The adoption of ASU 2014-09 had the impact of increasing voyage charter revenues and voyage expenses for the year ended December 31, 2018 by $292.6 million. The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09.